Financial Instruments (Details) - Schedule of consolidated statements of financial position $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 ARS ($)
Schedule of consolidated statements of financial position [Abstract]
Cash		$ 3,475	$ 952		$ 2,670
Other assets		4,374	23		500
Trade receivables		1,038			923
Long-term deposits, equipment prepayments and other		902	2,067
Trade payables and accrued liabilities	$ (14,480,000)	(4,964)	(718)	$ (2,696,000)	(2,449)
Taxes payable		(10,226)	(1,659)		(316)
Deferred tax liability		(8,462)
Long-term debt		(126)			(253)
Lease liabilities		(9,678)			(5,957)
Asset retirement provision		(239)			(209)
Total	$ 3,896	$ (23,906)	$ 665		$ (5,091)